Cash - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and Cash Equivalents [Line Items]
Cash	$ 19,587	$ 25,634	$ 26,156	$ 56,200	$ 55,199
Cash Deposited In an Affiliate Financial Institution [Member]
Cash and Cash Equivalents [Line Items]
Cash		$ 12,000		$ 50,500